Going Concern (Details Narrative) - USD ($)						3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 09, 2020	Dec. 03, 2019	Mar. 31, 2019	Mar. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 30, 2019	Oct. 10, 2019	Oct. 09, 2019	Jul. 03, 2019	Mar. 27, 2019
Accumulated deficit	$ (50,162,000)					$ (50,162,000)						$ (50,162,000)		$ (39,076,000)	$ (26,662,000)
Net loss						(3,965,000)	$ (3,307,000)	$ (3,814,000)	$ (3,814,000)	$ (2,924,000)	$ (2,401,000)	(11,086,000)	$ (9,139,000)	(12,414,000)	(6,965,000)
Cash	106,000					106,000						106,000		102,000	2,706,000
Principal amount	11,591,000					11,591,000						11,591,000
Loans payable	$ 1,074,000					1,074,000						1,074,000
Debt converted into shares, value														8,475,000
Unsecured Promissory Note [Member] | Amendment No. 4 [Member]
Maturity date, description	Maturity date was modified from March 31, 2020 to April 30, 2020		Extend the maturity date from March 31, 2020 to April 30, 2020
Unsecured Promissory Note [Member] | Amendment No. 5 [Member]
Maturity date, description			Extend the maturity date to May 31, 2020
Esenjay Convertible Note [Member]
Principal amount	$ 750,000	$ 750,000				750,000						750,000
Interest rate		15.00%
Esenjay Convertible Note [Member] | Minimum [Member]
Debt converted into shares, value		$ 1,000,000
Cleveland Capital L.P [Member]
Maximum line of credit														20,000,000
Principal amount	2,204,000					2,204,000						2,204,000
Loans payable	1,115,000					1,115,000						1,115,000
Cleveland Capital L.P [Member] | Unsecured Promissory Note [Member]
Loans payable			$ 1,000,000																$ 1,000,000
Interest rate																			15.00%
Six Other Lenders [Member]
Principal amount	2,821,000					2,821,000						$ 2,821,000
Esenjay Investments, LLS [Member]
Maximum line of credit					$ 7,000,000		12,000,000							2,405,000		$ 10,000,000	$ 10,000,000	$ 7,000,000		$ 5,000,000
Maturity date, description				Extend the maturity date from March 31, 2019 to December 31, 2019	Extend the maturity date from March 31, 2019 to December 31, 2019							Extend the maturity date from December 31, 2019 to June 30, 2020.
Credit facility														595,000
Principal amount	$ 6,566,000					$ 6,566,000						$ 6,566,000
Esenjay Investments, LLS [Member] | Minimum [Member]
Maximum line of credit				$ 5,000,000					$ 5,000,000				$ 5,000,000
Esenjay Investments, LLS [Member] | Lenders [Member]
Credit facility							$ 1,000,000							$ 6,405,000